SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2017	Jan. 31, 2017
Loyalblocks Ltd. [Member]
Percentage acquired		100.00%
DeviantArt [Member]
Cash consideration	$ 36,000
Liabilities assumed	$ 3,000
Percentage acquired	100.00%